******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-22761
Reporting Period: 07/01/2021 - 06/30/2022
Stone Ridge Trust

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX
ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-22761

Stone Ridge Trust
(Exact name of registrant as specified in charter)

510 Madison Avenue, 21st Floor
New York, New York 10022
(Address of principal executive offices) (Zip code)

Stone Ridge Asset Management LLC
510 Madison Avenue, 21st Floor
New York, New York 10022
(Name and address of agent for service)

Registrant's telephone number, including area code: (855)-609-3680


Date of fiscal year end: October 31, 2022

Date of reporting period: July 1, 2021 to June 30, 2022


Item 1. Proxy Voting Record.

=========== Stone Ridge All Asset Variance Risk Premium Sub Fund Ltd ===========

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



====================== Stone Ridge Bitcoin Strategy Fund =======================


MORGAN STANLEY INSTITUTIONAL LIQUIDITY FUNDS

Ticker:                      Security ID:  61747C707
Meeting Date: MAR 31, 2022   Meeting Type: Special
Record Date:  DEC 27, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Nancy C. Everett         For       For          Management
1.2   Elect Director Jakki L. Haussler        For       For          Management
1.3   Elect Director Patricia A. Maleski      For       For          Management
1.4   Elect Director Frances L. Cashman       For       For          Management
1.5   Elect Director Eddie A. Grier           For       For          Management




==================== Stone Ridge Bitcoin Strategy Sub Fund =====================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



================== Stone Ridge Diversified Alternatives Fund ===================


MORGAN STANLEY INSTITUTIONAL LIQUIDITY FUNDS

Ticker:                      Security ID:  61747C707
Meeting Date: MAR 31, 2022   Meeting Type: Special
Record Date:  DEC 27, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Nancy C. Everett         For       For          Management
1.2   Elect Director Jakki L. Haussler        For       For          Management
1.3   Elect Director Patricia A. Maleski      For       For          Management
1.4   Elect Director Frances L. Cashman       For       For          Management
1.5   Elect Director Eddie A. Grier           For       For          Management




================ Stone Ridge Diversified Alternatives Sub Fund =================


MORGAN STANLEY INSTITUTIONAL LIQUIDITY FUNDS

Ticker:                      Security ID:  61747C707
Meeting Date: MAR 31, 2022   Meeting Type: Special
Record Date:  DEC 27, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Nancy C. Everett         For       For          Management
1.2   Elect Director Jakki L. Haussler        For       For          Management
1.3   Elect Director Patricia A. Maleski      For       For          Management
1.4   Elect Director Frances L. Cashman       For       For          Management
1.5   Elect Director Eddie A. Grier           For       For          Management




============= Stone Ridge High Yield Reinsurance Risk Premium Fund =============

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



===================== Stone Ridge U.S. Hedged Equity Fund ======================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

========== END NPX REPORT


SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Stone Ridge Trust


By (Signature and Title) /s/ Ross Stevens
                         Ross Stevens, President,
                         Chief Executive Officer and Principal Executive Officer


Date August 24, 2022


By (Signature and Title) /s/ Anthony Zuco
                         Anthony Zuco, Treasurer, Principal Financial Officer, Chief Financial Officer and Chief Accounting Officer


Date August 23, 2022